SIGNIFICANT ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
SIGNIFICANT ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS DISCLOSURE

4.SIGNIFICANT ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of these consolidated financial statements in conformity with IFRS requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. These financial statements include estimates which, by their nature, are uncertain. These assumptions and associated estimates are based on historical experience and other factors that are considered to be relevant. The current market conditions introduce additional uncertainties, risks and complexities in management’s determination of the estimates and assumptions used to prepare the Company’s financial results. As volatility in financial markets is an evolving situation, management cannot reasonably estimate the length or severity of the impact on the Company. As such, actual results may differ from estimates, and the effect of such differences may be material. The impacts of such estimates are pervasive throughout the financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.

The following are critical judgments that management has made in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the financial statements:

•classification/allocation of expenses as exploration and evaluation expenditures;

•classification and measurement of the Company’s financial assets and liabilities;

•determination of the market interest rate in the valuation of loans payable;

•determination that the Company is able to continue as a going concern; and

•determination whether there have been any events or changes in circumstances that indicate the impairment of the Company’s exploration and evaluation assets.

Key sources of estimation uncertainty include the following:

•the carrying value and recoverability of exploration and evaluation assets;

•recoverability and measurement of deferred tax assets;

•fair values of loans payable;

•provisions for restoration and environmental obligations and contingent liabilities; and

•measurement of share-based transactions.